Note 12 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block Supplement [Abstract]
Schedule of Fair Value, Off-balance Sheet Risks [Table Text Block]
	2014	2013
	(In Thousands)
Commitments to originate loans	$17,151	$10,488
Standby letters of credit	1,888	857
Unadvanced portions of loans:
Construction loans	6,960	5,456
Commercial lines of credit	17,394	14,265
Consumer	677	677
Home equity lines of credit	45,005	40,075
	$89,075	$71,818